  AMSOUTH VARIABLE ANNUITY SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.258            $2.233         $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.185            $2.182         $2.258     $2.114   $1.992   $1.880   $1.607   $1.694
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              167,707               756        162,501    111,586   96,857   99,377   85,397   79,080
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $6.066            $6.715         $4.602     $3.546   $2.887   $2.180   $2.250   $1.993
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.176            $7.169         $6.066     $4.602   $3.546   $2.887   $2.180   $2.250
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              432,424             2,105        403,629    372,754  333,176  285,640  248,563  203,873
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.493   $1.298   $1.212   $1.095
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.556   $1.493   $1.298   $1.212
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           41,204   25,267   14,753    9,267
-----------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.834   $1.490   $1.569   $1.261
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.993   $1.834   $1.490   $1.569
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          121,100   72,780   31,149   30,096
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $1.716            $1.735         $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.777            $1.776         $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              213,832             1,061        183,614    140,797  151,978  102,635  138,396  102,328
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $4.398            $4.663         $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $4.803            $4.798         $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                            1,156,230             4,952      1,095,048  1,012,472  953,998  888,803  858,014  688,865
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $5.526            $6.255         $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.051            $7.494         $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              347,433             1,112        352,482    351,189  330,580  292,671  220,936  160,934
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.211            $2.231         $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.217            $2.214         $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               69,555               120         78,026     81,143   89,098  101,881  112,417  138,666
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                      $4.712            $5.181         $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $5.608            $5.602         $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              152,272             1,107        131,579    109,837   87,611   65,954   50,799   46,504
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.369   $1.307   $1.225   $1.136
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.401   $1.369   $1.307   $1.225
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           78,664   60,774   67,059   28,291
-----------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.748   $1.470   $1.470   $1.223
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.870   $1.748   $1.470   $1.470
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          295,387  166,408  101,758   79,738
-----------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.874   $1.231   $1.400   $1.142
-----------------------------------
Accumulation Unit Value at end of
 period                               $2.165   $1.874   $1.231   $1.400
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           75,653   39,031   10,501    8,041
-----------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.552   $1.370   $1.264   $1.132
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.604   $1.552   $1.370   $1.264
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           98,494   46,464   18,632   12,248
-----------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                  $1.544   $1.207   $1.274   $0.989
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.629   $1.544   $1.207   $1.274
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           29,723   15,975   10,015    6,306
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                      $1.641            $1,806         $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.267            $2.265         $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              218,272               449        240,090    264,642  266,962  238,086  246,259  132,795
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at
 beginning of period                      $2.471            $2.655         $2.149     $1.650   $1.359   $1.009   $1.000       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.570            $2.567         $2.471     $2.149   $1.650   $1.359   $1.009       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              381,269             1,030        391,151    308,682  190,958   83,506   29,146       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      $1.476            $1.576         $1.319     $1.266   $1.146   $1.000       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.796            $1.794         $1.476     $1.319   $1.266   $1.146       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               57,797               391         50,971     43,217   23,174    6,577       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      $1.374            $1.510         $1.247     $1.066   $1.000       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.251            $2.248         $1.374     $1.247   $1.066       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              107,808               726         85,431     56,706   12,563       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      $1.371            $1.588         $1.097     $1.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.056            $2.054         $1.371     $1.097       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              118,306             1,455         33,348      8,306       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                  $0.979   $0.877   $1.000       --
-----------------------------------
Accumulation Unit Value at end of
 period                               $0.924   $0.979   $0.877       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           32,597   13,109    2,892       --
-----------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
AMSOUTH EQUITY INCOME FUND
 SUB-ACCOUNT
 (Inception date October 23, 1997)
Accumulation Unit Value at
 beginning of period                      $1.136            $1.221         $1.023         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.402            $1.400         $1.136     $1.023       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               24,604               868         19,802      2,338       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                      $1.000            $1.000             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $0.848            $0.847             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                2,707               214             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at
 beginning of period                      $1.182            $1.281         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.422            $1.420         $1.182         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               41,232             1,551          4,982         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.315            $1.451         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.952            $1.951         $1.315         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               25,343               602            416         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.035            $1.084         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.070            $1.069         $1.035         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               14,681               707          1,832         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
AMSOUTH EQUITY INCOME FUND
 SUB-ACCOUNT
 (Inception date October 23, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
AMSOUTH SELECT EQUITY FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                      --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --
-----------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------

HV-2730
33-73570